FAIR VALUE (Details 1 - Hierarchy Table) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability Rollforward
Contingent Liabilities		$ 8,142	$ 8,338
Fair Value, Option, Loans Held as Assets, Aggregate unpaid principal balance, Loans		1,400,000	1,385,000	$ 12,000,000
Recurring basis
Liability Rollforward
Investment in Funds		31,977	31,411
Other Investments		45,370	39,285
Investments in loans, corporate bonds and other products		77,347	70,696
Assets, Fair Value Disclosure		1,424,310	1,422,099
Contingent Liabilities		8,142	8,338
Financial and Nonfinancial Liabilities, Fair Value Disclosure		8,142	8,338
Recurring basis | Net Asset Value [Member]
Liability Rollforward
Investment in Funds		31,977	31,411
Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Other Investments		1,558	1,768
Investments in loans, corporate bonds and other products		1,558	1,768
Assets, Fair Value Disclosure		1,054,844	1,070,147
Recurring basis | Level 3
Liability Rollforward
Other Investments		43,812	37,517
Investments in loans, corporate bonds and other products		43,812	37,517
Assets, Fair Value Disclosure		337,489	320,541
Contingent Liabilities		8,142	8,338
Financial and Nonfinancial Liabilities, Fair Value Disclosure		8,142	8,338
Consolidated Entities | Recurring basis
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[1]	1,345,043	1,349,407
Other Investments		1,920	1,996
Investments in loans, corporate bonds and other products		1,346,963	1,351,403
Consolidated Entities | Recurring basis | Fair Value, Inputs, Level 1 [Member]
Liability Rollforward
Other Investments			0
Consolidated Entities | Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[1]	1,052,484	1,067,539
Other Investments		802	840
Investments in loans, corporate bonds and other products		1,053,286	1,068,379
Consolidated Entities | Recurring basis | Level 3
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[1]	292,559	281,868
Other Investments		1,118	1,156
Investments in loans, corporate bonds and other products		$ 293,677	$ 283,024

[1]	As of both March 31, 2016 and December 31, 2015, the total aggregate unpaid principal balance of loans was $1.4 billion .See Note 9 for total contractual principal amounts.